Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable public warrant
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes 1,500,000 units, consisting of 1,500,000 ordinary shares and 750,000 warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) the Securities Act of 1933, as amended (the "Securities Act"). (3) Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (4) No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable public warrants included as part of the units
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) the Securities Act of 1933, as amended (the "Securities Act"). (3) Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (4) No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable public warrants included as part of the units
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 66,125,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,131.86
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) the Securities Act of 1933, as amended (the "Securities Act"). (3) Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative's Class A ordinary shares
Amount Registered | shares	517,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 5,175,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 714.67
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) the Securities Act of 1933, as amended (the "Securities Act"). (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).